Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Total Compensation for CEO	Compensation Actually Paid to CEO[1]	Average Total for Other NEOs	Average Compensation Actually Paid to Other NEOs[1]	Value of $100 Initial Fixed Investment Based on TSR[2]	Value of $100 Initial Fixed Investment Based on 10‑K Peer Group TSR[3]	Net Income ($000's)	Company Selected Measure - Core Earnings Per Share[4]
2025	$4,030,080	$4,237,640	$2,069,028	$2,058,569	$135	$153	$135,262	$2.53
2024	$2,847,082	$2,431,467	$1,362,825	$1,196,424	$128	$143	$113,691	$2.09
2023	$2,179,159	$2,542,829	$1,079,862	$674,115	$130	$127	$122,565	$2.27
2022	$2,494,467	$2,234,208	$1,272,385	$1,162,227	$124	$127	$128,311	$2.38
2021	$2,116,540	$3,053,103	$1,096,599	$1,630,556	$131	$137	$123,449	$2.40

Company Selected Measure Name	Core Earnings Per Share
Peer Group Issuers, Footnote	Based on initial investment of $100 as of December 31, 2020, and a cumulative Total Stockholder Return of First Busey and the KBW Nasdaq Regional Banking Index.
PEO Total Compensation Amount	$ 4,030,080	$ 2,847,082	$ 2,179,159	$ 2,494,467	$ 2,116,540
PEO Actually Paid Compensation Amount	$ 4,237,640	2,431,467	2,542,829	2,234,208	3,053,103
Adjustment To PEO Compensation, Footnote	Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

2025
Summary Compensation for CEO Van A. Dukeman	$4,030,080
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(1,939,686)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$1,972,105
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$108,617
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$66,524
Compensation Actually Paid to CEO	$4,237,640

2025
Average Summary Compensation for NEOs	$2,069,028
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(571,264)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$854,029
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$21,553
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$12,066
Addition for the change in fair value of awards that were forfeited during the year	$(326,843)
Average Compensation Actually Paid to NEOs	$2,058,569
NEOs included in Average Summary Compensation and average compensation actually paid(a)
Christopher H.M. Chan Jeffrey D. Jones Scott A. Phillips Michael J. Maddox Amy L. Randolph Monica L. Bowe
___________________________________________
	(a)Robin N. Elliott was an NEO in 2021, 2022 and 2023 and was therefore included for those years. John J. Powers was an NEO in 2021, 2022, 2023 and 2024 and was therefore included for those years. Mr. Chan, Mr. Phillips and Mr. Maddox were not NEOs in 2021, 2022, 2023 or 2024 and were therefore not included for those years. Ms. Bowe was not an NEO in 2021 or 2022 and was therefore not included for those years.
Non-PEO NEO Average Total Compensation Amount	$ 2,069,028	1,362,825	1,079,862	1,272,385	1,096,599
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,058,569	1,196,424	674,115	1,162,227	1,630,556
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

2025
Summary Compensation for CEO Van A. Dukeman	$4,030,080
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(1,939,686)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$1,972,105
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$108,617
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$66,524
Compensation Actually Paid to CEO	$4,237,640

2025
Average Summary Compensation for NEOs	$2,069,028
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(571,264)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$854,029
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$21,553
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$12,066
Addition for the change in fair value of awards that were forfeited during the year	$(326,843)
Average Compensation Actually Paid to NEOs	$2,058,569
NEOs included in Average Summary Compensation and average compensation actually paid(a)
Christopher H.M. Chan Jeffrey D. Jones Scott A. Phillips Michael J. Maddox Amy L. Randolph Monica L. Bowe
___________________________________________
	(a)Robin N. Elliott was an NEO in 2021, 2022 and 2023 and was therefore included for those years. John J. Powers was an NEO in 2021, 2022, 2023 and 2024 and was therefore included for those years. Mr. Chan, Mr. Phillips and Mr. Maddox were not NEOs in 2021, 2022, 2023 or 2024 and were therefore not included for those years. Ms. Bowe was not an NEO in 2021 or 2022 and was therefore not included for those years.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Core Earnings Per Share •Asset Quality Ratio •Non-Bank Revenue (Fee Income) •Core Deposit Growth •Strategic Integration Goal •Relative Total Stockholder Return •Core Return on average Tangible Common Equity
Total Shareholder Return Amount	$ 135	128	130	124	131
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ 135,262,000	$ 113,691,000	$ 122,565,000	$ 128,311,000	$ 123,449,000
Company Selected Measure Amount | $ / shares	2.53	2.09	2.27	2.38	2.40
Additional 402(v) Disclosure	Based on initial investment of $100 as of December 31, 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings Per Share
Non-GAAP Measure Description	Core Earnings Per Share is the same as adjusted diluted earnings per share, a non-GAAP financial measure. Beginning in 2025, the Company revised its calculation of adjusted net income for all periods presented to include, as applicable, adjustments for net securities gains and losses, realized net gains and losses on the sale of mortgage servicing rights, and non-recurring deferred tax adjustments. Adjusted diluted earnings per share equals (i) the sum of (A) adjusted net income, plus (B) balance sheet repositioning, net securities (gains) losses, initial provision for credit losses, acquisition expenses, restructuring expenses and the tax benefit related to the foregoing, divided by (ii) the weighted average number of common shares outstanding on a diluted basis. For additional information on adjusted diluted earnings per share and a reconciliation to the most directly comparable GAAP financial measure, see the Company’s Annual Report on Form 10‑K for the year ended December 31, 2025 under the heading “Non-GAAP Financial Information.”
Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Bank Revenue (Fee Income)
Measure:: 4
Pay vs Performance Disclosure
Name	Core Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Integration Goal
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 7
Pay vs Performance Disclosure
Name	Core Return on average Tangible Common Equity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,939,686)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,972,105
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,617
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,524
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(571,264)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	854,029
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,843)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,553
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,066